UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21076

Registrant Name:	PIMCO Municipal Income Fund II

Address of Principal Executive Offices:	1633 Broadway New York, NY 10019

Name and Address of Agent for Service:	Lawrence G. Altadonna 1633 Broadway New York, NY 10019

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	May 31, 2014

Date of Reporting Period:	February 28, 2014

Item 1. Schedule of Investments

PIMCO Municipal Income Fund II Schedule of Investments

February 28, 2014 (unaudited)

Principal Amount (000s)		Value*
MUNICIPAL BONDS & NOTES—92.9%
	Alabama—2.7%
$ 1,000	Birmingham-Baptist Medical Centers Special Care Facs. Financing Auth. Rev., Baptist Health Systems, Inc., 5.00%, 11/15/30, Ser. A	$984,360
	Jefferson Cnty. Sewer Rev.,
20,000	zero coupon, 10/1/50, Ser. F (i)	10,200,000
16,000	6.50%, 10/1/53, Ser. D	16,393,440
2,000	State Docks Department Rev., 6.00%, 10/1/40	2,236,460

		29,814,260

	Arizona—7.9%
	Health Facs. Auth. Rev., Banner Health,
3,500	5.00%, 1/1/35, Ser. A	3,586,555
2,860	5.50%, 1/1/38, Ser. D	3,027,110
	Pima Cnty. Industrial Dev. Auth. Rev.,
29,700	5.00%, 9/1/39	30,258,360
1,500	Tucson Electric Power Co., 5.25%, 10/1/40, Ser. A	1,534,215
	Pinal Cnty. Electric Dist. No. 3 Rev.,
1,750	5.25%, 7/1/36	1,886,412
3,700	5.25%, 7/1/41	3,947,308
10,000	Salt River Project Agricultural Improvement & Power Dist. Rev., 5.00%, 1/1/39, Ser. A (h)	10,577,900
	Salt Verde Financial Corp. Rev.,
9,000	5.00%, 12/1/32	9,553,230
22,400	5.00%, 12/1/37	23,617,888

		87,988,978

	California—12.6%
	Bay Area Toll Auth. Rev.,
5,000	5.25%, 4/1/48, Ser. S-4	5,303,400
6,000	San Francisco Bay Area, 5.00%, 10/1/29	6,502,200
1,430	San Francisco Bay Area, 5.00%, 4/1/34, Ser. F-1	1,534,290
1,535	Golden State Tobacco Securitization Corp. Rev., 5.75%, 6/1/47, Ser. A-1	1,255,123
2,000	Hayward Unified School Dist., GO, 5.00%, 8/1/33	2,096,860
	Health Facs. Financing Auth. Rev.,
1,500	Scripps Health, 5.00%, 11/15/36, Ser. A	1,569,405
6,300	Sutter Health, 5.00%, 11/15/42, Ser. A (IBC-NPFGC)	6,391,476
3,000	Sutter Health, 6.00%, 8/15/42, Ser. B	3,412,590
1,500	Indian Wells Redev. Agcy., Tax Allocation, Whitewater Project, 4.75%, 9/1/34, Ser. A (AMBAC)	1,388,790
2,000	Los Angeles Community College Dist., GO, 5.00%, 8/1/32, Ser. A (FGIC-NPFGC)	2,193,080
4,000	Los Angeles Department of Water & Power Rev., 5.00%, 7/1/39, Ser. A-1 (AMBAC)	4,258,840
5,000	Los Angeles Unified School Dist., GO, 5.00%, 7/1/30, Ser. E (AMBAC)	5,283,800
1,750	M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B	2,204,300
2,000	Montebello Unified School Dist., GO, 5.00%, 8/1/33 (AGM)	2,115,580
2,985	Municipal Finance Auth. Rev., Azusa Pacific Univ. Project, 7.75%, 4/1/31, Ser. B	3,346,125
3,000	Newport Beach Rev., Hoag Memorial Hospital Presbyterian, 5.875%, 12/1/30 (Pre-refunded @ $100, 12/1/21) (c)	3,856,860
500	Peralta Community College Dist., GO, 5.00%, 8/1/39, Ser. C	514,275
2,000	San Diego Cnty. Water Auth., CP, 5.00%, 5/1/38, Ser. 2008-A (AGM)	2,117,380
3,300	San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A	3,455,694
2,000	Santa Clara Cnty. Financing Auth. Rev., El Camino Hospital, 5.75%, 2/1/41, Ser. A (AMBAC)	2,126,040
	State, GO,
2,925	5.00%, 11/1/32	3,187,402
1,590	5.00%, 6/1/37	1,669,818
5,200	5.125%, 8/1/36	5,605,912
2,500	5.25%, 3/1/38	2,662,500
5,945	5.25%, 11/1/40	6,542,829
5,750	5.50%, 3/1/40	6,353,405
9,500	6.00%, 4/1/38	10,898,875
	Statewide Communities Dev. Auth. Rev.,
2,510	California Baptist Univ., 5.75%, 11/1/17, Ser. B (a)(b)(d)(j) (acquisition cost—$2,510,000; purchased 6/22/07)	2,725,433
710	California Baptist Univ., 6.50%, 11/1/21	795,683
1,000	Cottage Health, 5.00%, 11/1/40	1,016,340
4,890	Methodist Hospital Project, 6.625%, 8/1/29 (FHA)	5,768,293
17,415	Methodist Hospital Project, 6.75%, 2/1/38 (FHA)	20,413,689

PIMCO Municipal Income Fund II Schedule of Investments

February 28, 2014 (unaudited) (continued)

Principal Amount (000s)		Value*
$5,690	Sutter Health, 6.00%, 8/15/42, Ser. A	$6,472,546
1,000	Trinity Health, 5.00%, 12/1/41	1,035,610
4,725	Torrance Rev., Torrance Memorial Medical Center, 5.00%, 9/1/40, Ser. A	4,864,671

		140,939,114

	Colorado—1.5%
5,800	Aurora Rev., Children’s Hospital Assoc., 5.00%, 12/1/40	5,930,500
1,000	Denver Health & Hospital Auth. Rev., 5.625%, 12/1/40	1,018,690
	Health Facs. Auth. Rev., Ser. A,
1,000	American Baptist Homes, 5.90%, 8/1/37	806,950
500	Evangelical Lutheran, 6.125%, 6/1/38 (Pre-refunded @ $100, 6/1/14) (c)	507,105
6,045	Sisters of Charity of Leavenworth Health System, 5.00%, 1/1/40	6,247,991
1,430	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	1,796,309

		16,307,545

	Connecticut—0.2%
1,250	Harbor Point Infrastructure Improvement Dist., Tax Allocation, 7.875%, 4/1/39, Ser. A	1,371,113
1,000	State Health & Educational Fac. Auth. Rev., Hartford Healthcare, 5.00%, 7/1/41, Ser. A	1,016,480

		2,387,593

	Florida—5.0%
1,000	Brevard Cnty. Health Facs. Auth. Rev., Health First, Inc. Project, 7.00%, 4/1/39	1,104,100
	Broward Cnty. Airport System Rev.,
12,100	5.00%, 10/1/42, Ser. Q-1	12,447,875
600	5.375%, 10/1/29, Ser. O	662,880
8,500	Broward Cnty. Water & Sewer Utility Rev., 5.25%, 10/1/34, Ser. A (h)	9,235,505
1,000	Clearwater Water & Sewer Rev., 5.25%, 12/1/39, Ser. A	1,054,030
340	Dev. Finance Corp. Rev., Renaissance Charter School, 6.50%, 6/15/21, Ser. A	353,726
3,000	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System, 5.625%, 11/15/37, Ser. B	3,279,420
3,000	Leesburg Hospital Rev., Leesburg Regional Medical Center Project, 5.50%, 7/1/32	3,000,960
10,000	Orlando-Orange Cnty. Expressway Auth. Rev., 5.00%, 7/1/40, Ser. A	10,411,400
500	Sarasota Cnty. Health Facs. Auth. Rev., 5.75%, 7/1/37	451,250
7,900	State Board of Education, GO, 5.00%, 6/1/38, Ser. D (h)	8,564,153
5,000	Sumter Landing Community Dev. Dist. Rev., 4.75%, 10/1/35, Ser. A (NPFGC)	4,797,750

		55,363,049

	Georgia—0.4%
1,500	Atlanta Airport Rev., 5.00%, 1/1/40, Ser. A	1,550,370
2,775	Medical Center Hospital Auth. Rev., Spring Harbor Green Island Project, 5.25%, 7/1/37	2,547,811

		4,098,181

	Illinois—5.9%
	Chicago, Special Assessment, Lake Shore East,
2,444	6.625%, 12/1/22	2,471,813
5,439	6.75%, 12/1/32	5,499,808
1,250	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/38, Ser. A (AGC)	1,254,225
	Finance Auth. Rev.,
2,500	Christian Homes, Inc., 5.75%, 5/15/31, Ser. A	2,537,575
250	Leafs Hockey Club Project, 6.00%, 3/1/37, Ser. A (b)(e)	85,000
700	OSF Healthcare System, 7.125%, 11/15/37, Ser. A	805,525
2,000	Provena Health, 6.00%, 5/1/28, Ser. A	2,142,960
5,000	Univ. of Chicago, 5.50%, 7/1/37, Ser. B (h)	5,541,450
37,000	Sports Facs. Auth. Rev., 5.50%, 6/15/30 (AMBAC)	38,453,360
	Village of Hillside, Tax Allocation, Mannheim Redev. Project,
3,495	6.55%, 1/1/20	3,687,574
2,900	7.00%, 1/1/28	2,928,507

		65,407,797

	Indiana—0.4%
1,500	Finance Auth. Rev., Duke Energy Indiana, Inc., 6.00%, 8/1/39, Ser. B	1,629,285
	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc.,
990	5.80%, 9/1/47 (a)(b)(d)(j) (acquisition cost—$960,082; purchased 9/7/07)	923,858
1,900	7.50%, 9/1/22	2,273,673

		4,826,816

	Iowa—1.8%
	Finance Auth. Rev.,
250	Deerfield Retirement Community, Inc., 5.50%, 11/15/27, Ser. A (e)	102,500
1,075	Deerfield Retirement Community, Inc., 5.50%, 11/15/37, Ser. A (e)	440,750
4,500	Edgewater LLC Project, 6.75%, 11/15/42	4,615,830
6,000	Fertilizer Company Project, 5.25%, 12/1/25	5,815,560
5,000	Fertilizer Company Project, 5.50%, 12/1/22	4,979,000
5,350	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	4,707,839

		20,661,479

PIMCO Municipal Income Fund II Schedule of Investments

February 28, 2014 (unaudited) (continued)

Principal Amount (000s)		Value*
	Kansas—0.1%
$500	Dev. Finance Auth. Rev., Adventist Health, 5.75%, 11/15/38	$547,595
850	Manhattan Rev., Meadowlark Hills Retirement, 5.00%, 5/15/36, Ser. A (b)	771,554

		1,319,149

	Kentucky—0.1%
1,000	Economic Dev. Finance Auth. Rev., Owensboro Medical Healthcare Systems, 6.375%, 6/1/40, Ser. A	1,050,960

	Louisiana—0.7%
	Local Gov’t Environmental Facs. & Community Dev. Auth Rev.,
450	Westlake Chemical Corp., 6.50%, 11/1/35, Ser. A-2	494,451
750	Woman’s Hospital Foundation, 5.875%, 10/1/40, Ser. A	794,955
1,000	Woman’s Hospital Foundation, 6.00%, 10/1/44, Ser. A	1,064,020
	Public Facs. Auth. Rev., Ochsner Clinic Foundation Project,
3,300	5.50%, 5/15/47, Ser. B	3,329,469
2,000	6.50%, 5/15/37	2,179,240

		7,862,135

	Maryland—0.7%
	Health & Higher Educational Facs. Auth. Rev.,
1,400	Charlestown Community, 6.25%, 1/1/41	1,485,876
2,380	Medstar Health, 5.00%, 8/15/41	2,428,838
4,050	Washington Cnty. Hospital, 6.00%, 1/1/43	4,110,223

		8,024,937

	Massachusetts—0.9%
	Dev. Finance Agcy. Rev.,
4,610	Adventcare Project, 6.75%, 10/15/37, Ser. A	4,748,945
570	Adventcare Project, 7.625%, 10/15/37	617,624
1,000	Foxborough Regional Charter School, 7.00%, 7/1/42, Ser. A	1,097,580
2,900	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	3,191,392

		9,655,541

	Michigan—0.5%
1,000	Detroit, GO, 5.25%, 11/1/35	1,019,610
800	Public Educational Facs. Auth. Rev., Bradford Academy, 6.50%, 9/1/37 (a)(b)(d)(j) (acquisition cost—$800,000; purchased 9/21/07)	456,000
3,000	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital, 8.25%, 9/1/39	3,616,260

		5,091,870

	Minnesota—0.3%
2,640	North Oaks Rev., Presbyterian Homes North Oaks, 6.00%, 10/1/33	2,723,530
400	St. Louis Park Rev., Nicollett Health Services, 5.75%, 7/1/39	427,892

		3,151,422

	Mississippi—0.0%
40	Dev. Bank Special Obligation Rev., Capital Projects and Equipment Acquisition, 5.00%, 7/1/24, Ser. A-2 (AMBAC)	39,364

	Missouri—1.0%
645	Lee’s Summit, Tax Allocation, Summit Fair Project, 5.625%, 10/1/23	665,169
10,000	State Health & Educational Facs. Auth. Rev., CoxHealth, 5.00%, 11/15/44, Ser. A	10,168,400

		10,833,569

	Nevada—0.9%
10,000	Clark Cnty., GO, 4.75%, 11/1/35 (FGIC-NPFGC) (h)	10,202,700

	New Hampshire—0.2%
2,000	Business Finance Auth. Rev., Elliot Hospital, 6.125%, 10/1/39, Ser. A	2,092,340

	New Jersey—3.9%
950	Burlington Cnty. Bridge Commission Rev., The Evergreens Project, 5.625%, 1/1/38	862,666
4,000	Economic Dev. Auth., Special Assessment, Kapkowski Road Landfill Project, 5.75%, 10/1/21	4,338,480
	Economic Dev. Auth. Rev.,
525	Arbor Glen, 6.00%, 5/15/28, Ser. A	468,636
2,000	MSU Student Housing Project, 5.875%, 6/1/42	2,092,620
	Health Care Facs. Financing Auth. Rev.,
1,500	AHS Hospital Corp., 6.00%, 7/1/37	1,707,060
4,000	Robert Wood Johnson Univ. Hospital, 5.50%, 7/1/43	4,288,960
1,500	St. Peters Univ. Hospital, 5.75%, 7/1/37	1,480,905
2,000	State Turnpike Auth. Rev., 5.25%, 1/1/40, Ser. E	2,139,300
	Tobacco Settlement Financing Corp. Rev., Ser. 1-A,
3,300	4.75%, 6/1/34	2,511,267

PIMCO Municipal Income Fund II Schedule of Investments

February 28, 2014 (unaudited) (continued)

Principal Amount (000s)		Value*
$31,305	5.00%, 6/1/41	$23,946,447

		43,836,341

	New Mexico—0.2%
2,000	Farmington Pollution Control Rev., 5.90%, 6/1/40, Ser. D	2,123,880

	New York—12.3%
33,500	Hudson Yards Infrastructure Corp. Rev., 5.25%, 2/15/47, Ser. A	35,207,495
	Liberty Dev. Corp. Rev.,
1,000	Bank of America Tower at One Bryant Park Project, 5.125%, 1/15/44	1,041,240
2,500	Bank of America Tower at One Bryant Park Project, 5.625%, 7/15/47	2,689,975
1,250	Bank of America Tower at One Bryant Park Project, 6.375%, 7/15/49	1,344,825
1,505	Goldman Sachs Headquarters, 5.25%, 10/1/35	1,648,758
10,000	Goldman Sachs Headquarters, 5.25%, 10/1/35 (h)	10,955,200
3,880	Metropolitan Transportation Auth. Rev., 5.00%, 11/15/36, Ser. D	4,069,033
1,100	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	583,088
	New York City Water & Sewer System Rev.,
2,830	5.00%, 6/15/37, Ser. D (h)	2,913,259
4,000	Second Generation Resolutions, 4.75%, 6/15/35, Ser. DD (h)	4,102,200
2,000	Second Generation Resolutions, 5.00%, 6/15/39, Ser. GG-1	2,115,640
	New York Liberty Dev. Corp. Rev.,
10,000	1WorldTradeCenterProject,5.00%,12/15/41	10,444,500
54,000	4WorldTradeCenterProject,5.75%,11/15/51	58,235,760
1,750	State Dormitory Auth. Rev., The New School, 5.50%, 7/1/40	1,865,062
		137,216,035

	North Carolina—0.0%
550	Medical Care Commission Rev., Salemtowne, 5.10%, 10/1/30	527,984

	North Dakota—0.3%
3,710	Stark Cnty. Healthcare Rev., Benedictine Living Communities, 6.75%, 1/1/33	3,889,935

	Ohio—4.8%
33,740	Buckeye Tobacco Settlement Financing Auth. Rev., 6.50%, 6/1/47, Ser. A-2	30,035,685
4,000	Hamilton Cnty. Healthcare Rev., Christ Hospital Project, 5.00%, 6/1/42	4,031,960
3,900	Hamilton Cnty. Sales Tax Rev., 5.00%, 12/1/30, Ser. A	4,165,161
1,000	Higher Educational Fac. Commission Rev., Univ. Hospital Health Systems, 6.75%, 1/15/39, Ser. 2009-A (Pre-refunded @ $100, 1/15/15) (c)	1,056,320
1,000	Montgomery Cnty. Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A (Pre-refunded @ $100, 11/15/14) (c)	1,042,180
3,000	State Rev., Cleveland Clinic Health System, 5.50%, 1/1/39, Ser. B	3,234,960
10,000	State Turnpike Commission Rev., 5.00%, 2/15/48, Ser. A-1	10,349,700

		53,915,966

	Oregon—0.2%
1,000	Clackamas Cnty. Hospital Fac. Auth. Rev., Legacy Health System, 5.50%, 7/15/35, Ser. A	1,068,200
1,155	State Department of Administrative Services, CP, 5.25%, 5/1/39, Ser. A	1,222,706

		2,290,906

	Pennsylvania—5.3%
7,500	Berks Cnty. Municipal Auth. Rev., Reading Hospital Medical Center, 5.00%, 11/1/44, Ser. A	7,758,375
	Cumberland Cnty. Municipal Auth. Rev., Messiah Village Project, Ser. A,
750	5.625%, 7/1/28	765,915
670	6.00%, 7/1/35	687,326
3,250	Harrisburg Auth. Rev., Harrisburg Univ. of Science, 6.00%, 9/1/36, Ser. B (e)	1,659,385
	Higher Educational Facs. Auth. Rev.,
850	Edinboro Univ. Foundation, 6.00%, 7/1/43	853,018
400	Thomas Jefferson Univ., 5.00%, 3/1/40	412,300
500	Luzerne Cnty. Industrial Dev. Auth. Rev., Pennsylvania American Water Co., 5.50%, 12/1/39	543,425
8,500	Montgomery Cnty. Industrial Dev. Auth. Rev., New Regional Medical Center, 5.375%, 8/1/38 (FHA)	9,113,700
17,000	Philadelphia, GO, 5.25%, 12/15/32, Ser. A (AGM)	18,005,720
	Philadelphia Hospitals & Higher Education Facs. Auth. Rev., Temple Univ. Health System, Ser. A,
1,000	5.625%, 7/1/36	884,720
7,000	5.625%, 7/1/42	6,049,820
500	Philadelphia Water & Wastewater Rev., 5.25%, 1/1/36, Ser. A	529,160
10,000	Turnpike Commission Rev., 5.00%, 12/1/43, Ser. C	10,382,100
1,000	Westmoreland Cnty. Industrial Dev. Auth. Rev., Excela Health Project, 5.125%, 7/1/30	1,026,250

		58,671,214

	Rhode Island—5.0%
56,200	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. 2002-A	56,203,372

	South Carolina—1.0%
1,000	Greenwood Cnty. Rev., Self Regional Healthcare, 5.375%, 10/1/39	1,046,680
10,000	State Public Service Auth. Rev., 5.50%, 12/1/53, Ser. E	10,675,100

		11,721,780

PIMCO Municipal Income Fund II Schedule of Investments

February 28, 2014 (unaudited) (continued)

Principal Amount (000s)		Value*
	Tennessee—1.2%
$1,750	Claiborne Cnty. Industrial Dev. Board Rev., Lincoln Memorial Univ. Project, 6.625%, 10/1/39	$1,858,798
1,000	Johnson City Health & Educational Facs. Board Rev., Mountain States Health Alliance, 6.00%, 7/1/38, Ser. A	1,087,400
500	Sullivan Cnty. Health Educational & Housing Facs. Board Rev., Wellmont Health Systems Project, 5.25%, 9/1/36, Ser. C	501,495
	Tennessee Energy Acquisition Corp. Rev., Ser. C,
3,000	5.00%, 2/1/23	3,293,490
6,000	5.00%, 2/1/27	6,437,040

		13,178,223

	Texas—13.0%
130	Aubrey Independent School Dist., GO, 5.50%, 2/15/33 (GTD-PSF)	131,310
6,500	Brazos Cnty. Health Facs. Dev. Corp. Rev., 5.375%, 1/1/32	6,502,340
2,500	Dallas Rev., Dallas Civic Center, 5.25%, 8/15/38 (AGC)	2,650,225
21,000	Grand Parkway Transportation Corp. Rev., 5.00%, 4/1/53, Ser. B	21,561,960
	Harris Cnty. Cultural Education Facs. Finance Corp. Rev., Texas Children’s Hospital Project,
3,750	5.25%, 10/1/29	4,169,738
12,700	5.50%, 10/1/39	13,754,735
700	HFDC of Central Texas, Inc. Rev., Village at Gleannloch Farms, 5.50%, 2/15/37, Ser. A	612,584
5,000	Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/26	5,272,050
	North Harris Cnty. Regional Water Auth. Rev.,
10,300	5.25%, 12/15/33	11,015,953
10,300	5.50%, 12/15/38	11,062,509
	North Texas Tollway Auth. Rev.,
5,750	5.00%, 1/1/38	5,954,527
1,300	5.50%, 9/1/41, Ser. A	1,432,184
5,000	5.625%, 1/1/33, Ser. B	5,502,700
1,200	5.75%, 1/1/33, Ser. F	1,276,296
250	San Juan Higher Education Finance Auth. Rev., 6.70%, 8/15/40, Ser. A	274,893
	State, Mobility Fund, GO (h),
10,025	4.75%, 4/1/35, Ser. A	10,238,432
17,500	4.75%, 4/1/36	18,171,300
1,000	State Public Finance Auth. Charter School Finance Corp. Rev., 5.875%, 12/1/36, Ser. A	1,033,540
3,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev., Baylor Health Care Systems Project, 6.25%, 11/15/29	3,391,530
16,800	Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26, Ser. D	20,158,992
1,000	Wise Cnty. Rev., Parker Cnty. Junior College Dist., 8.00%, 8/15/34	1,121,170

		145,288,968

	Virginia—0.2%
1,000	Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems, 5.50%, 5/15/35, Ser. A	1,100,170
	James City Cnty. Economic Dev. Auth. Rev., United Methodist Home, Ser. A,
412	2.00%, 10/1/48 (e)	10,900
1,273	6.00%, 6/1/43	1,085,142

		2,196,212

	Washington—1.4%
	Health Care Facs. Auth. Rev.,
1,300	Multicare Health Systems, 6.00%, 8/15/39, Ser. B (AGC)	1,407,536
1,000	Seattle Cancer Care Alliance, 7.375%, 3/1/38	1,196,190
13,000	Virginia Mason Medical Center, 6.125%, 8/15/37, Ser. A	13,390,780

		15,994,506

	West Virginia—0.2%
2,000	Hospital Finance Auth. Rev., Highland Hospital, 9.125%, 10/1/41	2,416,820

	Wisconsin—0.1%
1,000	Health & Educational Facs. Auth. Rev., Prohealth Care, Inc., 6.625%, 2/15/39	1,109,110

	Total Municipal Bonds & Notes (cost—$977,784,178)	1,037,700,051

VARIABLE RATE NOTES—1.4%

	California—0.5%
5,000	Health Facs. Financing Auth. Rev., 12.446%, 11/15/36, Ser. 3193 (a)(b)(d)(f)(g)(j) (acquisition cost—$4,860,300; purchased 6/7/10)	5,407,850

	Florida—0.2%
1,830	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System, 5.00%, 11/15/31, Ser. C (g)	1,887,187

	Texas—0.5%
5,365	State, GO, 11.819%, 4/1/37, Ser. 3197 (a)(b)(d)(f)(g)(j) (acquisition cost—$5,289,890; purchased 6/23/10)	5,969,421

	West Virginia—0.2%
2,000	Economic Dev. Auth. Rev., Appalachian Power, 5.375%, 12/1/38, Ser. A (g)	2,097,060

	Total Variable Rate Notes (cost—$13,984,285)	15,361,518

PIMCO Municipal Income Fund II Schedule of Investments

February 28, 2014 (unaudited) (continued)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—0.1%

	Commercial Services—0.1%
$900	ADT Corp., 4.125%, 6/15/23 (cost—$803,130)	$847,818

SHORT-TERM INVESTMENTS—5.6%

	U.S. Treasury Obligations—3.6%
21,100	U.S. Treasury Bills, 0.046%-0.087%, 5/8/14-7/17/14 (k)	21,097,680
	U.S. Treasury Notes,
200	0.125%, 7/31/14	200,043
1,800	0.25%, 5/31/14	1,800,878
100	0.25%, 6/30/14	100,061
800	0.25%, 1/31/15	800,859
7,000	0.50%, 8/15/14	7,013,538
8,900	2.25%, 5/31/14	8,947,802

	Total U.S. Treasury Obligations (cost—$39,957,488)	39,960,861

	Repurchase Agreements—1.6%
17,700	Citigroup Global Markets, Inc., dated 2/28/14, 0.06%, due 3/3/14, proceeds $17,700,089; collateralized by U.S. Treasury Notes, 0.75%, due 12/31/17, valued at $18,067,186 including accrued interest (cost—$17,700,000)	17,700,000

	U.S. Government Agency Securities (k)—0.4%
	Federal Home Loan Bank Discount Notes,
1,900	0.101%, 8/1/14	1,899,193
3,400	0.132%, 7/25/14	3,398,207

	Total U.S. Government Agency Securities (cost—$5,297,400)	5,297,400

	Total Short-Term Investments (cost—$62,954,888)	62,958,261

	Total Investments (cost—$1,055,526,481) (l)—100.0%	$1,116,867,648

PIMCO Municipal Income Fund II Schedule of Investments

February 28, 2014 (unaudited) (continued)

Industry classification of portfolio holdings as a percentage of total investments was as follows:

Revenue Bonds:
Health, Hospital & Nursing Home Revenue	22.9%
Miscellaneous Revenue	7.8
Industrial Revenue	6.8
Highway Revenue Tolls	6.7
Miscellaneous Taxes	6.6
Natural Gas Revenue	6.5
Tobacco Settlement Funded	5.6
Water Revenue	3.8
Electric Power & Light Revenue	3.1
Lease (Appropriation)	2.7
Port, Airport & Marina Revenue	2.4
Sewer Revenue	2.4
College & University Revenue	2.3
Sales Tax Revenue	0.4
Transit Revenue	0.3
Resource Recovery Revenue	0.2
Fuel Sales Tax Revenue	0.1
Lease Revenue	0.1

Total Revenue Bonds		80.7%
General Obligation		11.2
U.S. Treasury Obligations		3.6
Repurchase Agreements		1.6
Special Assessment		1.2
Tax Allocation		0.9
U.S. Government Agency Securities		0.4
Certificates of Participation		0.3
Commercial Services		0.1

Total Investments		100.0%

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Pacific Investment Management Company LLC (the “Sub-Adviser”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $15,482,562, representing 1.4% of total investments.
(b)	Illiquid.
(c)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date).
(d)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(e)	In default.
(f)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on February 28, 2014.
(g)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on February 28, 2014.
(h)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(i)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(j)	Restricted. The aggregate acquisition cost of such securities is $14,420,272. The aggregate value is $15,482,562, representing 1.4% of total investments.
(k)	Rates reflect the effective yields at purchase date.
(l)	At February 28, 2014, the cost basis of portfolio securities for federal income tax purposes was $1,009,717,400. Gross unrealized appreciation was $71,951,581; gross unrealized depreciation was $9,312,154; and net unrealized appreciation was $62,639,427. The difference between book and tax cost was attributable to the differing treatment of Inverse Floater transactions.

Glossary:

AGC—insured by Assured Guaranty Corp.

AGM—insured by Assured Guaranty Municipal Corp.

AMBAC—insured by American Municipal Bond Assurance Corp.

CP—Certificates of Participation

FGIC—insured by Financial Guaranty Insurance Co.

FHA—insured by Federal Housing Administration

GO—General Obligation Bond

GTD—Guaranteed

IBC—Insurance Bond Certificate

NPFGC—insured by National Public Finance Guarantee Corp.
PSF—Public School Fund

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended February 28, 2014 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds & Notes and Variable Rate Notes — Municipal bonds & notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds & notes and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at February 28, 2014 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/14
Investments in Securities—Assets
Municipal Bonds & Notes	$—	$1,037,700,051	$—	$1,037,700,051
Variable Rate Notes	—	15,361,518	—	15,361,518
Corporate Bonds & Notes	—	847,818	—	847,818
Short-Term Investments	—	62,958,261	—	62,958,261

Totals	$—	$1,116,867,648	$—	$1,116,867,648

At February 28, 2014, there were no transfers between Levels 1 and 2.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Municipal Income Fund II

By: /s/ Julian Sluyters

Julian Sluyters, President & Chief Executive Officer

Date: April 15, 2014

By: /s/ Lawrence G. Altadonna

Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: April 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Julian Sluyters

Julian Sluyters, President & Chief Executive Officer

Date: April 15, 2014

By: /s/ Lawrence G. Altadonna

Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: April 15, 2014